Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Keel Infrastructure Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40370
Entity Tax Identification Number	41-4266374
Entity Address, Address Line One	120 Broadway
Entity Address, Address Line Two	Suite 1075
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	929
Local Phone Number	264-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KEEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001812477